Financial Instruments - Sensitivity Analysis – Foreign Exchange Rate Exposure – Except for Derivative Financial Instruments (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Probable (base value) | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 11,919,897
Probable (base value) | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	427,329
Probable (base value) | Trade accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,705,509
Probable (base value) | Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,075,590)
Probable (base value) | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(70,357,356)
Probable (base value) | Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(66,446)
Possible 25% | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	(2,979,974)
Possible 25% | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	(106,832)
Possible 25% | Trade accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	(1,176,377)
Possible 25% | Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(268,898)
Possible 25% | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(17,589,339)
Possible 25% | Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(16,612)
Remote 50% | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	(5,959,949)
Remote 50% | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	(213,665)
Remote 50% | Trade accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	(2,352,755)
Remote 50% | Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(537,795)
Remote 50% | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(35,178,678)
Remote 50% | Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ (33,223)
Currency risk [member] | Possible 25%
Disclosure of detailed information about financial instruments [line items]
Closing Foreign Exchange Rate, Percentage of increase (decrease)	25.00%
Currency risk [member] | Remote 50%
Disclosure of detailed information about financial instruments [line items]
Closing Foreign Exchange Rate, Percentage of increase (decrease)	50.00%